Empower Lifetime 2035 Fund Expense Example - Empower Lifetime 2035 Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	158
Expense Example, with Redemption, 5 Years	278
Expense Example, with Redemption, 10 Years	626
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,047
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	$ 1,165